THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 79.8%	Shares	Value

ARGENTINA — 0.2%

Cresud ADR	397,314	$3,631,452

IRSA Inversiones y Representaciones ADR	14,790	129,557

		3,761,009

BRAZIL — 1.4%

Centrais Eletricas Brasileiras SA	3,423,311	28,246,600

CANADA — 12.2%

Aris Mining Corp. * (A)	4,345,596	13,446,152

Artemis Gold, Inc. * † (A)	5,780,491	27,086,982

Bear Creek Mining Corp. *	12,752,179	1,991,861

Dundee Corp., Cl A * (A)	2,419,423	1,547,625

Equinox Gold Corp. * (A)	8,547,837	37,765,742

First Quantum Minerals	40,011	363,074

Fission Uranium Corp. *	11,086,900	10,308,026

Gabriel Resources, Ltd. * † (A)	60,679,056	20,309,848

International Tower Hill Mines, Ltd. * (A)	6,548,183	3,836,580

Ivanhoe Mines, Ltd., Cl A *	217,026	2,277,687

MEG Energy Corp. *	283,294	5,356,342

Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	705,396

Northern Dynasty Minerals, Ltd. (USD) *	15,400,762	3,754,706

Novagold Resources, Inc. *	3,609,708	9,240,852

Pan American Silver Corp.	955,806	12,938,874

Perpetua Resources * (A)	2,329,638	6,662,765

Sandstorm Gold, Ltd.	1,142,031	5,207,661

Seabridge Gold, Inc. (CAD) *	1,422,848	14,953,953

Seabridge Gold, Inc. (USD) * (A)	1,371,204	14,411,354

Sprott, Inc.	316,255	11,098,152

Western Copper & Gold Corp. *	2,673,969	2,963,453

Wheaton Precious Metals Corp.	951,819	44,611,757

		250,838,842

CHINA — 5.7%

Alibaba Group Holding, Ltd. ADR	143,939	10,388,078

CGN Power Co., Ltd., Cl H (B)	152,386,000	42,702,366

China Communications Services, Cl H (A)	47,698,000	19,640,530

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued

China Shenhua Energy Co., Ltd., Cl H	1,328,000	$5,038,015

Guangshen Railway Co., Ltd., Cl H * (A)	46,838,679	9,422,860

Hi Sun Technology China, Ltd. * (A)	68,862,000	4,319,581

PAX Global Technology, Ltd.	7,144,000	4,992,751

Shanghai Electric Group Co., Ltd., Cl H *	44,680,000	8,361,649

Sinopec Engineering Group, Cl H	11,534,000	5,785,058

Sinopharm Group, Cl H	2,076,400	5,459,863

		116,110,751

FRANCE — 0.6%

Carrefour SA	642,071	10,961,581

Euroapi *	169,820	1,134,931

		12,096,512

GERMANY — 1.5%

K+S AG	2,151,701	30,180,150

HONG KONG — 3.8%

CK Hutchison Holdings, Ltd.	9,390,000	48,497,670

First Pacific	32,514,000	12,350,026

Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,089,109

SJM Holdings, Ltd. *	18,504,000	5,200,156

WH Group, Ltd.	17,541,500	10,349,401

		77,486,362

INDONESIA — 0.0%

United Tractors	836,500	1,215,106

JAPAN — 6.0%

Electric Power Development	145,500	2,444,039

Fukuda Corp. (A)	212,600	7,867,383

Inpex Corp.	411,900	5,598,735

Japan Petroleum Exploration Co., Ltd.	277,400	11,284,049

Kamigumi Co., Ltd.	613,550	14,115,204

Kato Sangyo Co., Ltd.	199,200	6,495,419

KYORIN Pharmaceutical Holdings, Inc. (A)	1,707,600	20,630,731

Medipal Holdings	186,600	2,978,320

Mitsubishi Corp.	307,800	5,304,917

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

Mitsui & Co., Ltd.	161,700	$6,558,109

Suzuken Co., Ltd.	538,100	16,703,155

West Japan Railway Co.	559,500	23,302,904

		123,282,965

KAZAKHSTAN — 3.7%

Halyk Savings Bank of Kazakhstan JSC GDR	1,592,086	22,798,672

NAC Kazatomprom JSC GDR	179,050	7,251,525

NAC Kazatomprom JSC GDR (B)	1,110,803	44,987,521

		75,037,718

LEBANON — 0.1%

Solidere ADR *(C)	174,732	2,374,608

MALAYSIA — 0.6%

Genting Plantations BHD	5,260,700	7,084,706

Oriental Holdings	3,509,400	4,743,887

		11,828,593

RUSSIA — 4.2%

Etalon Group GDR * (A)(C)	12,510,957	3,651,948

Federal Grid - Rosseti PJSC *(C)	17,511,927,373	7,414,412

Gazprom PJSC *(C)	25,899,221	14,335,219

Lenta International PJSC GDR *(C)	6,287,850	3,133,865

LSR Group PJSC, Cl A (C)	1,673,664	4,089,887

Moscow Exchange MICEX-RTS PJSC (C)	14,084,614	9,573,233

Polyus PJSC GDR *(C)	613,103	11,625,598

RusHydro PJSC (C)	6,529,118,388	16,975,708

Sberbank of Russia PJSC (C)	12,648,865	11,634,355

VTB Bank PJSC *(C)	47,423,109,862	3,847,076

		86,281,301

SINGAPORE — 3.7%

First Resources, Ltd.	17,874,500	19,672,423

Golden Agri-Resources, Ltd. (A)	265,609,400	53,361,849

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	3,127,929

		76,162,201

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — 5.2%

Anglo American Platinum	232,262	$9,833,126

Gold Fields, Ltd.	438,943	6,476,723

Harmony Gold Mining Co., Ltd. ADR	6,847,187	42,384,087

Impala Platinum Holdings, Ltd.	12,360,643	47,979,747

		106,673,683

SOUTH KOREA — 17.3%

DL E&C Co., Ltd.	719,570	22,381,427

GS Holdings *	352,459	12,223,046

Hana Financial Group	436,679	15,614,530

Hankook Tire Worldwide Co., Ltd.	1,091,508	13,562,408

Hyundai Department Store Co. (A)	631,684	25,401,424

Korea Electric Power Corp. *	2,428,353	36,009,872

Korea Electric Power Corp. ADR *	198,178	1,464,535

Korean Reinsurance	1,770,465	10,020,548

KT Corp. *	2,140,782	56,705,035

KT Corp. ADR *	2,662,977	35,124,667

LG Corp.	546,763	33,573,190

LG Uplus Corp. (A)	8,888,361	68,051,817

Lotte Chemical Corp.	202,541	19,811,701

LX Holdings	417,447	2,191,173

PHA Co., Ltd.	420,687	3,137,910

		355,273,283

SRI LANKA — 0.2%

Hemas Holdings PLC (A)	16,019,905	3,474,373

THAILAND — 0.5%

Kasikornbank PLC	2,959,100	10,022,647

UKRAINE — 0.8%

Astarta Holding NV (A)	659,000	5,348,014

MHP SE (LSE Shares) GDR *	3,339,875	11,068,326

MHP SE (USD Shares) GDR * (A)(B)	44,627	147,894

		16,564,234

UNITED KINGDOM — 1.7%

Vodafone Group	12,124,424	10,307,466

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED KINGDOM — continued

Yellow Cake PLC * (A)(B)	2,713,283	$23,846,308

		34,153,774

UNITED STATES — 10.4%

Air Lease Corp., Cl A	113,738	4,755,386

Newmont Corp.	544,720	18,798,287

Newmont Corp. CDI	1,717,435	58,947,598

Range Resources Corp.	1,386,371	40,260,214

Royal Gold, Inc.	266,029	30,431,057

SkyWest, Inc. *	134,760	7,177,317

Southwestern Energy Co. *	8,227,966	53,070,381

		213,440,240

TOTAL COMMON STOCK
(Cost $1,776,509,408)		1,634,504,952

U.S TREASURY OBLIGATIONS — 4.7%	Face Amount

United States Treasury Bill 5.348%, 05/23/24(D)	$98,457,100	96,879,599

TOTAL U.S TREASURY OBLIGATIONS
(Cost $96,861,832)		96,879,599

PREFERRED STOCK — 2.8%	Shares

BRAZIL — 0.6%

Petroleo Brasileiro (E)	1,423,500	11,708,305

CANADA — 0.1%

Gabriel Resources, Ltd. * (A)(E)	8,432,553	2,822,454

GERMANY — 0.7%

Draegerwerk & KGaA 0.900%(A)	263,336	13,535,775

SOUTH KOREA — 1.4%

Hyundai Motor Co. 4.170%	141,440	12,506,450

Hyundai Motor Co., Series 2 4.170%	180,511	15,950,225

		28,456,675

TOTAL PREFERRED STOCK

(Cost $41,950,239)		56,523,209

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

UNIT TRUST FUND — 2.1%	Shares	Value

CANADA — 2.1%

Sprott Physical Uranium Trust	1,847,938	$42,760,498

TOTAL UNIT TRUST FUND

(Cost $11,296,866)		42,760,498

CONVERTIBLE BOND — 0.3%	Face Amount

INDIA — 0.0%

REI Agro, Ltd. 5.500%, 13/11/14(C)	$723,000	—

UNITED STATES — 0.3%

Northern Dynasty Minerals, Ltd. 2.000%, 11/12/32	7,108,000	6,107,407

TOTAL CONVERTIBLE BOND

(Cost $7,831,000)		6,107,407

RIGHTS — 0.1%	Number of Rights	Value

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(C)	2,532,384	1,190,221

TOTAL RIGHTS

(Cost $–)		1,190,221

WARRANT — 0.0%	Number of Warrants

CANADA — 0.0%

Bear Creek Mining, Expires 10/08/28*	9,126,364	475,172

TOTAL WARRANT

(Cost $534,546)		475,172

SHORT TERM INVESTMENT — 0.1%	Shares

Dreyfus Treasury Securities Cash Management Fund,

Participant Shares, 4.820%(F)	1,150,584	1,150,584

TOTAL SHORT TERM INVESTMENT

(Cost $1,150,584)		1,150,584

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

PURCHASED OPTIONS — 0.5%	Value

UNITED STATES — 0.5% *

TOTAL PURCHASED OPTIONS

(Cost $42,210,417)	$10,527,080

TOTAL INVESTMENTS— 90.4%

(Cost $1,978,344,892)	1,850,118,722

Other Assets and Liabilities, Net — 9.6%	196,825,812

NET ASSETS — 100.0%	$2,046,944,534

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.5%

Put Options

April 24 Puts on SPXW*	804	$389,590,260	$4,770.00	04/30/24	$5,909,400

February 24 Puts on SPXW*	1,239	600,376,035	4,580.00	02/29/24	1,226,610

January 24 Puts on SPXW*	1,094	530,114,110	4,390.00	01/31/24	5,470

March 24 Puts on SPXW*	1,058	512,669,770	4,635.00	03/28/24	3,385,600

		$2,032,750,175			$10,527,080

TOTAL PURCHASED OPTIONS (Cost $42,210,417)		$2,032,750,175			$10,527,080

#	Expiration date unavailable.
†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2024 was $111,684,089 and represents 5.5% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Rate unavailable.
(F)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

SPXW — Standard & Poor’s 500 Index Options Weekly

USD — United States Dollar

As of January 31, 2024, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at January 31, 2024, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value

Common Stock
Artemis Gold, Inc.	5,780,491	11/9/2020	$19,871,566	$27,086,982
Gabriel Resources, Ltd.	60,679,056	5/31/2021	17,344,165	20,309,848

			$37,215,731	$47,396,830

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through January 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2024	Dividend/ Interest Income
Aris Mining Corp.
$ 10,811,110	$—	$—	$—	$2,635,042	$13,446,152	$—
Artemis Gold, Inc.
21,217,018	—	—	—	5,869,964	27,086,982	—
Astarta Holding NV
4,675,382	—	—	—	672,632	5,348,014	—
China Communications Services, Cl H
19,418,932	86,452	—	—	135,146	19,640,530	—
Draegerwerk & KGaA
13,280,225	—	—	—	255,550	13,535,775	—
Dundee Corp., Cl A
1,831,905	—	—	—	(284,280)	1,547,625	—
Equinox Gold Corp.
34,609,961	2,868,935	—	—	286,846	37,765,742	—
Etalon Group GDR
3,329,166	—	—	—	322,782	3,651,948	—
Fukuda Corp.
7,429,983	75,979	(704,020)	(155,766)	1,221,207	7,867,383	180,052
Gabriel Resources, Ltd.
2,614,745	—	—	—	207,709	2,822,454	—
Gabriel Resources, Ltd.
18,815,211	—	—	—	1,494,637	20,309,848	—
Golden Agri-Resources, Ltd.
56,939,897	—	(4,523,589)	(875,310)	1,820,851	53,361,849	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2024 (Unaudited)

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2024	Dividend/ Interest Income
Guangshen Railway Co., Ltd., Cl H
$ 8,376,930	$—	$—	$—	$1,045,930	$9,422,860	$—
Hemas Holdings PLC
3,471,957	—	—	—	2,416	3,474,373	19,536
Hi Sun Technology China, Ltd.
4,471,072	15,766	—	—	(167,257)	4,319,581	—
Hyundai Department Store Co.
22,903,940	2,146,694	—	—	350,790	25,401,424	634,490
International Tower Hill Mines, Ltd.
2,534,802	—	—	—	1,301,778	3,836,580	—
KYORIN Pharmaceutical Holdings, Inc.
20,141,902	—	—	—	488,829	20,630,731	41,062
LG Uplus Corp.
46,415,319	21,097,673	—	—	538,825	68,051,817	1,031,182
Luks Group Vietnam Holdings Co., Ltd.
1,170,883	—	—	—	(81,774)	1,089,109	—
MHP SE (USD Shares) GDR
137,779	—	—	—	10,115	147,894	—
Northern Dynasty Minerals, Ltd. (CAD)
922,201	—	—	—	(216,805)	705,396	—
Perpetua Resources
8,409,993	—	—	—	(1,747,228)	6,662,765	—
Seabridge Gold, Inc. (USD)
13,509,285	1,517,267	—	—	(615,198)	14,411,354	—
Yellow Cake PLC
26,774,546	—	(10,298,407)	6,044,105	1,326,064	23,846,308	—
Yoma Strategic Holdings, Ltd.
3,706,613	—	—	—	(578,684)	3,127,929	—

Totals:
$ 357,920,757	$27,808,766	$(15,526,016)	$5,013,029	$16,295,887	$391,512,423	$1,906,322

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 74.1%	Shares	Value

BRAZIL — 1.1%

Centrais Eletricas Brasileiras SA	722,460	$5,961,199

CANADA — 9.3%

Barrick Gold Corp.	1,014,139	15,820,568

Equinox Gold Corp. * (A)	1,173,121	5,183,040

First Quantum Minerals	11,272	102,286

Ivanhoe Mines, Ltd., Cl A *	57,620	604,722

MEG Energy Corp. *	73,935	1,397,916

Novagold Resources, Inc. *	1,895,451	4,852,355

Pan American Silver Corp.	274,893	3,721,263

Wheaton Precious Metals Corp.	378,670	17,748,263

		49,430,413

CHINA — 6.4%

Alibaba Group Holding, Ltd. ADR	38,280	2,762,668

CGN Power Co., Ltd., Cl H (B)	39,309,000	11,015,365

China Communications Services, Cl H (A)	15,766,000	6,491,941

China Shenhua Energy Co., Ltd., Cl H	346,000	1,312,615

Guangshen Railway Co., Ltd., Cl H * (A)	10,554,000	2,123,221

PAX Global Technology, Ltd.	3,664,000	2,560,672

Shanghai Electric Group Co., Ltd., Cl H *	12,622,000	2,362,147

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,018,425

Sinopharm Group, Cl H	541,200	1,423,077

		34,070,131

FRANCE — 0.5%

Carrefour SA	167,677	2,862,619

GERMANY — 2.0%

K+S AG	745,023	10,449,828

HONG KONG — 3.3%

CK Hutchison Holdings, Ltd.	2,441,500	12,609,910

K Wah International Holdings, Ltd.	3,948,000	959,339

SJM Holdings, Ltd. *	4,896,000	1,375,917

WH Group, Ltd.	4,574,500	2,698,933

		17,644,099

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

INDONESIA — 0.7%

Indofood Sukses Makmur	9,156,100	$3,699,598

United Tractors	212,300	308,389

		4,007,987

JAPAN — 4.3%

Electric Power Development	36,900	619,828

Inpex Corp.	316,600	4,303,374

Kamigumi Co., Ltd.	156,800	3,607,308

Medipal Holdings	49,100	783,684

Mitsubishi Corp.	81,000	1,396,031

Mitsui & Co., Ltd.	40,800	1,654,736

Suzuken Co., Ltd.	141,500	4,392,300

West Japan Railway Co.	145,100	6,043,345

		22,800,606

KAZAKHSTAN — 4.4%

Halyk Savings Bank of Kazakhstan JSC GDR	475,685	6,811,809

NAC Kazatomprom JSC GDR	80,076	3,243,078

NAC Kazatomprom JSC GDR (B)	335,296	13,579,488

		23,634,375

NETHERLANDS — 0.7%

AerCap Holdings *	52,267	4,001,562

RUSSIA — 6.6%

Federal Grid - Rosseti PJSC *(C)	3,021,385,233	1,279,231

Gazprom Neft PJSC (C)	2,817,940	7,671,029

Gazprom PJSC *(C)	8,122,810	4,478,727

Lenta International PJSC GDR *(C)	1,271,467	633,699

LSR Group PJSC, Cl A (C)	510,671	1,247,913

Moscow Exchange MICEX-RTS PJSC (C)	5,746,159	3,905,632

Polyus PJSC GDR *(C)	249,258	4,726,405

RusHydro PJSC (C)	991,278,397	2,589,799

Sberbank of Russia PJSC (C)	8,292,394	7,627,298

VTB Bank PJSC *(C)	11,647,406,497	944,865

		35,104,598

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

SINGAPORE — 2.9%

Golden Agri-Resources, Ltd. (A)	76,439,700	$15,357,001

SOUTH AFRICA — 6.4%

Anglo American Platinum	210,662	8,918,660

Gold Fields, Ltd.	120,915	1,784,134

Harmony Gold Mining Co., Ltd. ADR	1,377,674	8,527,802

Impala Platinum Holdings, Ltd.	3,787,310	14,701,029

		33,931,625

SOUTH KOREA — 15.6%

DL E&C Co., Ltd.	140,166	4,359,708

GS Holdings	94,295	3,270,088

Hana Financial Group	113,729	4,066,660

Hyundai Mobis, Co., Ltd.	34,054	5,338,083

Korea Electric Power Corp. *	514,082	7,623,285

Korea Electric Power Corp. ADR *	272,687	2,015,157

KT Corp. *	591,540	15,668,712

KT Corp. ADR *	660,322	8,709,647

LG Corp.	141,892	8,712,673

LG Uplus Corp.	2,304,417	17,643,271

Lotte Chemical Corp.	62,968	6,159,263

		83,566,547

THAILAND — 0.5%

Kasikornbank PLC	773,000	2,618,197

UKRAINE — 0.5%

MHP SA GDR * (A)	792,536	2,626,460

UNITED KINGDOM — 2.1%

Vodafone Group	3,176,353	2,700,347

Yellow Cake PLC *(B)	987,515	8,679,001

		11,379,348

UNITED STATES — 6.8%

Newmont Corp.	215,469	7,435,835

Newmont Corp. CDI	525,000	18,019,616

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued

Royal Gold, Inc.	94,398	$10,798,188

		36,253,639

TOTAL COMMON STOCK

(Cost $454,873,896)		395,700,234

U.S TREASURY OBLIGATIONS — 4.7%	Face Amount

United States Treasury Bill 5.348%, 05/23/24(D)	$25,479,700	25,071,459

TOTAL U.S TREASURY OBLIGATIONS (Cost $25,066,861)		25,071,459

PREFERRED STOCK — 2.2%	Shares

BRAZIL — 1.2%

Petroleo Brasileiro 0.000%(E)	754,300	6,204,127

SOUTH KOREA — 1.0%

Hyundai Motor Co., Series 2 4.170%	61,942	5,473,289

TOTAL PREFERRED STOCK

(Cost $6,780,160)		11,677,416

UNIT TRUST FUND — 1.5%

CANADA — 1.5%

Sprott Physical Uranium Trust	334,888	7,749,166

TOTAL UNIT TRUST FUND
(Cost $3,922,877)		7,749,166

SHORT TERM INVESTMENT — 0.9%

Dreyfus Treasury Securities Cash Management Fund, 4.820%(F)	5,071,149	5,071,149

TOTAL SHORT TERM INVESTMENT
(Cost $5,071,149)		5,071,149

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

PURCHASED OPTION — 0.5%	Value

UNITED STATES — 0.5% *

TOTAL PURCHASED OPTIONS (Cost $11,065,048)	$2,740,435

TOTAL INVESTMENTS — 83.9% (Cost $506,779,991)	448,009,859

Other Assets and Liabilities, Net — 16.1%	86,235,415

NET ASSETS — 100.0%	$534,245,274

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.5%

Put Options

April 24 Puts on SPXW*	206	$99,820,390	$4,770.00	04/30/24	$1,514,100

February 24 Puts on SPXW*	329	159,421,885	4,580.00	02/29/24	325,710

January 24 Puts on SPXW*	285	138,101,025	4,390.00	01/31/24	1,425

March 24 Puts on SPXW*	281	136,162,765	4,635.00	03/28/24	899,200

		$533,506,065			$2,740,435

TOTAL PURCHASED OPTIONS (Cost $11,065,048)		$533,506,065			$2,740,435

*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2024 was $33,273,854 and represents 6.2% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Rate unavailable.
(F)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor’s 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2024 (Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through January 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2024	Dividend/ Interest Income
China Communications Services, Cl H
$ 6,424,167	$23,368	$—	$—	$44,406	$6,491,941	$—
Equinox Gold Corp.
5,134,916	—	—	—	48,124	5,183,040	—
Golden Agri-Resources, Ltd.
16,382,341	—	(1,297,468)	(35,545)	307,673	15,357,001	—
Guangshen Railway Co., Ltd., Cl H
1,887,545	—	—	—	235,676	2,123,221	—
MHP SA GDR
2,446,827	—	—	—	179,633	2,626,460	—

Totals:
$ 32,275,796	$23,368	$(1,297,468)	$(35,545)	$815,512	$31,781,663	$–

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-1800